INFORMATION ABOUT COMPONENTS OF EQUITY (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of subsidiaries
Summary of subsidiaries whose non-controlling interest are significant

Name	06/30/2022	06/30/2021	06/30/2020
Rizobacter Argentina S.A.	20%	20%	20%
Insumos Agroquimicos S.A.	38.68%	49.9%	—

Rizobacter Argentina
Disclosure of subsidiaries
Summarized financial information

Summary financial statements:	06/30/2022	06/30/2021	06/30/2020
Current assets	294,372,669	175,906,282	148,256,827
Non-current assets	77,663,085	59,860,206	49,843,457
Total assets	372,035,754	235,766,488	198,100,284

Current liabilities	181,999,148	120,036,912	129,838,941
Non-current liabilities	98,070,280	57,480,984	32,935,399
Total liabilities	280,069,428	177,517,896	162,774,340

Equity attributable to controlling interest	91,965,153	58,246,057	35,324,227
Equity attributable to non-controlling interest	1,173	2,535	1,717
Total equity	91,966,326	58,248,592	35,325,944

Total liabilities and equity	372,035,754	235,766,488	198,100,284

Summary statements of comprehensive income or loss	06/30/2022	06/30/2021	06/30/2020
Revenues	280,625,028	189,749,478	162,404,866
Initial recognition and changes in the fair value of biological assets at the point of harvest	3,973,780	1,552,746	716,741
Cost of sales	(176,497,573)	(106,636,141)	(86,533,561)
Gross margin	108,101,235	84,666,083	76,588,046

Research and development expenses	(3,190,439)	(3,208,904)	(2,689,468)
Selling, general and administrative expenses	(59,057,350)	(37,500,952)	(36,103,289)
Share of profit or loss of joint ventures and associates	611,989	481,442	1,960,549
Other income	113,378	507,246	(380,871)
Operating profit	46,578,813	44,944,915	39,374,967

Financial results	(12,668,145)	(11,032,748)	(30,014,131)
Profit before taxes	33,910,668	33,912,167	9,360,836

Income tax expense	(16,788,853)	(14,141,515)	(3,830,106)
Result for the year	17,121,815	19,770,652	5,530,730

Foreign exchange differences on translation of foreign operations	1,824,666	1,704,590	1,281,974
Revaluation of property, plant and equipment, net of tax	(5,308,610)	(2,682,457)	3,921,091
Total comprehensive result	13,637,871	18,792,785	10,733,795

Insumos Agroqumicos S.A.("Insuagro")
Disclosure of subsidiaries
Summarized financial information

	06/30/2022	06/30/2021
Current assets	40,361,614	23,293,521
Non-current assets	2,295,965	2,907,928
Total assets	42,657,579	26,201,449

Current liabilities	35,464,893	20,297,799
Non-current liabilities	118,460	1,341,613
Total liabilities	35,583,353	21,639,412

Total equity	7,074,226	4,562,037

Total liabilities and equity	42,657,579	26,201,449

Summary statements of comprehensive income or loss (1)	06/30/2022	06/30/2021
Revenues	49,116,626	7,600,041
Cost of sales	(35,181,813)	(5,886,326)
Gross margin	13,934,813	1,713,715

Selling, general and administrative expenses	(7,894,444)	(1,065,147)
Other income or expenses, net	159,794	18,305
Operating profit	6,200,163	666,873

Financial results	(2,954,581)	(961,635)
Profit/(loss) before tax	3,245,582	(294,762)
Income tax	(1,421,973)	127,876
Profit/(loss) for the year	1,823,609	(166,886)

Exchange differences on translation of foreign operations	733,029	180,519
Total comprehensive result	2,556,638	13,633

(1)	For the year ended June 30, 2021, the results are from 9 April 2021, the date of the acquisition of Insuagro. See Note 6.